Debt - Schedule of Secured Debt Future Principal Payments (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total	$ 291,714,583	$ 292,908,254	$ 274,056,356
Secured Debt
Debt Instrument [Line Items]
2026	1,285,253	2,603,665
2027	114,891,744	111,426,803
2028	52,144,000	51,969,546
2029	326,349	326,349
2030	124,694,419	128,531,119
Total payments	293,341,765	294,857,482
Debt issuance costs, net	(1,627,182)	(1,949,228)	(980,658)
Total	$ 125,505,100	$ 129,341,800	$ 0